Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Loss and Comprehensive Loss [Abstract]
SALES	$ 11,242,660	$ 7,521,952	$ 6,317,329
COST OF SALES	(9,238,485)	(6,253,436)	(5,947,895)
GROSS PROFIT	2,004,175	1,268,516	369,434
EXPENSES
Amortization of intangible assets	1,126,818	0	0
Bad debt expense	0	59,307	0
Consulting fees	391,763	117,054	656,405
Foreign exchange	211,512	31,454	(61,236)
Marketing and promotion	181,905	78,804	29,146
Management and director fees	714,346	1,808,250	305,158
Office and miscellaneous	1,509,729	964,282	1,155,805
Professional fees	407,984	389,817	655,378
Regulatory and filing fees	145,437	106,758	78,945
Salaries	868,783	546,852	533,193
Share-based compensation	44,246	263,672	473,103
Travel and accommodation	187,373	119,692	31,692
Total Expenses	(5,789,896)	(4,485,942)	(3,857,589)
Loss before other items	(3,785,721)	(3,217,426)	(3,488,155)
Other expenses:
Other income	4,656	0	0
Debt Settlement	273,247	0	(191,773)
Derivative liability	206,726	(144,952)	(866,238)
Interest expense	(491,806)	(754,827)	(323,931)
Gain (loss) on disposal of asset	266,901	0	0
Write-off of asset	0	14,597	(3,985)
Total other items	259,724	(885,182)	(1,385,927)
Net loss for the year	(3,525,997)	(4,102,608)	(4,874,082)
Foreign currency translation adjustment	202,182	(4,202)	0
Comprehensive loss for the year	$ (3,323,815)	$ (4,106,810)	$ (4,874,082)
Basic loss per share (in dollars per share)	$ (0.02)	$ (0.03)	$ (0.05)
Diluted loss per share (in dollars per share)	$ (0.02)	$ (0.03)	$ (0.05)
Weighted average number of shares outstanding - basic (in shares)	184,408,449	152,119,211	91,147,886
Weighted average number of shares outstanding - diluted (in shares)	184,408,449	152,119,211	91,147,886